Revenue	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Revenue

3.	Revenue

The Company derives revenue from the transfer of goods at a point in time in the following categories:

	Three months ended		Six months ended
	June 30,		June 30,
	2025	2024	2025	2024
	$	$	$	$
Active ingredients	2,417	2,334	3,804	4,391
Pharmaceutical	332	3	445	3
	2,749	2,337	4,249	4,394

Deferred revenue

The deferred revenue balance primarily relates to the advance consideration received in the form of non-refundable non-creditable upfront payment and milestone payments relating to list price approvals of Ghryvelin™ in the United Kingdom, Spain and Germany as per an exclusive licensing agreement for the commercialization of macimorelin (the “Licensed Product”) in the European Economic Area and the United Kingdom and an exclusive supply agreement for a period of ten years, subject to renewal, to supply such Licensed Product.

Revenue for this contract will be recognized based on units of Licensed Product supplied. The total units that the Company expects to supply pursuant to the Pharmanovia Agreement is an estimate, based on current projections and anticipated market demand, and therefore will be a significant judgment that will be relied upon when using the outputs method to recognize revenue. The Company expects to recognize the balance of the deferred revenue over the remaining period of eight years based on related patent application initiatives. For the three months and six months ended June 30, 2025, the Company recognized $87 (2024 - $nil) and $112 (2024 - $nil) respectively as revenue from the deferred revenue.

Liabilities related to contracts with customers

The following table provides a summary of deferred revenue balances:

	June 30, 2025
	Current	Non-current	Total
	$	$	$
Pharmanovia	13	984	997
NK Meditech	6	44	50
	19	1,028	1,047

	December 31, 2024
	Current	Non-current	Total
	$	$	$
Pharmanovia	115	875	990
NK Meditech	5	39	44
	120	914	1,034

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2025, and for the three months ended June 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)